IMPAIRMENT OF NONFINANCIAL ASSETS - Changes In Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition of subsidiaries	$ 811.5	$ 119.5
Disposal and remeasurement of interest in investment		(10.9)
Exchange differences	(0.8)	25.9
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	625.5	560.0
Acquisition of subsidiaries	443.0	57.6
Disposal and remeasurement of interest in investment		(10.9)
Exchange differences	(0.8)	18.8
Goodwill, end	1,067.7	625.5
Goodwill | Civil Aviation Training Solutions
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	266.8	194.0
Acquisition of subsidiaries	375.1	57.6
Disposal and remeasurement of interest in investment		(10.9)
Exchange differences	(11.3)	26.1
Goodwill, end	630.6	266.8
Goodwill | Defense and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	217.5	220.5
Acquisition of subsidiaries	67.9	0.0
Disposal and remeasurement of interest in investment		0.0
Exchange differences	5.4	(3.0)
Goodwill, end	290.8	217.5
Goodwill | Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	141.2	145.5
Acquisition of subsidiaries	0.0	0.0
Disposal and remeasurement of interest in investment		0.0
Exchange differences	5.1	(4.3)
Goodwill, end	$ 146.3	$ 141.2